Goodwill and Intangibles	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLES
GOODWILL AND INTANGIBLES
The changes in the carrying amount of goodwill for the Service Center Based Distribution segment for the years ended June 30, 2012 and 2011 are as follows:

Balance at July 1, 2010	$63,405
Goodwill acquired during the year	11,700
Other, primarily currency translation	1,876
Balance at June 30, 2011	76,981
Goodwill acquired during the year	8,403
Other, primarily currency translation	(2,304)
Balance at June 30, 2012	$83,080

At June 30, 2012, accumulated goodwill impairment losses subsequent to fiscal year 2002, totaled $36,605 and related to the Fluid Power Businesses segment.
Intangibles consist of the following:

June 30, 2012	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$84,249	$29,905	$54,344
Trade names	25,677	7,428	18,249
Vendor relationships	13,605	4,500	9,105
Non-competition agreements	4,740	2,888	1,852
Total Finite-Lived Intangibles	128,271	44,721	83,550
Indefinite-Lived Trade Name	1,290		1,290
Total Intangibles	$129,561	$44,721	$84,840

June 30, 2011	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$78,084	$23,111	$54,973
Trade names	25,944	5,666	20,278
Vendor relationships	14,211	3,696	10,515
Non-competition agreements	5,127	2,632	2,495
Total Finite-Lived Intangibles	123,366	35,105	88,261
Indefinite-Lived Trade Name	1,290		1,290
Total Intangibles	$124,656	$35,105	$89,551

Amounts include the impact of foreign currency translation. Fully amortized amounts are written off.

During 2012, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Customer relationships	$7,810	15 years
Trade names	270	2 years
Non-competition agreements	435	2 years
Total Intangibles Acquired	$8,515	14 years

Amortization of intangibles totaled $11,465, $11,382 and $10,151 in fiscal 2012, 2011 and 2010, respectively, and is included in selling, distribution and administrative expenses in the statements of consolidated income. Amortization expense based on the Company’s intangible assets as of June 30, 2012 is estimated to be $11,200 for 2013, $9,800 for 2014, $8,900 for 2015, $8,200 for 2016 and $7,600 for 2017.